UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

A Shares - VNUAX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, A Shares	$75	0.75%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund share class had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

What worked:

  The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Amphenol within the Information Technology sector. Aggregates companies within the Materials sector also added to performance, such as CRH and Vulcan Materials given the strength of data center investments.

  Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

  Stock selection within Communication Services contributed to performance due to our positions in Alphabet and Meta, which have benefited from improved advertising monetization.

What didn’t work:

  Our underweight to the strongly performance Information Technology was the main detractor during the period. Our lack of exposure to large index weights and strongly performing AI related names such as Nvidia, Broadcom, and Palantir detracted from performance. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

  Our defensive exposure within Consumer Staples hurt results as these companies tend to lag during strong markets. The likes of Coca-Cola, PepsiCo, and Mondelez have also been impacted by a weaker consumer and headwinds from weight-loss drugs.

  Financials stock selection detracted as we did not own strongly performing banks but hold more durable businesses such as Intercontinental Exchange and Progressive which lagged their more cyclically oriented peers.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel U.S. Equity Fund, A Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Oct/24	$10,000	$10,000
Oct/24	$9,725	$9,730
Nov/24	$10,194	$10,297
Dec/24	$9,796	$10,048
Jan/25	$10,227	$10,325
Feb/25	$10,186	$10,187
Mar/25	$9,842	$9,609
Apr/25	$9,928	$9,541
May/25	$10,405	$10,138
Jun/25	$10,669	$10,650
Jul/25	$10,801	$10,886
Aug/25	$10,939	$11,103
Sep/25	$10,962	$11,504

Since its inception October 18, 2024. The charts adjacent and above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 877-734-6278 for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	Cumulative Since Inception
Vontobel U.S. Equity Fund, A Shares	9.62%
S&P 500 Index (USD) (NR)Footnote Reference*	15.04%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,630,118	41	$-	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.1%
Materials	6.1%
Consumer Staples	8.4%
Consumer Discretionary	9.9%
Industrials	10.1%
Communication Services	10.1%
Health Care	11.6%
Financials	15.4%
Information Technology	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
Alphabet, Cl A	6.1%
Amazon.com	5.6%
Intercontinental Exchange	4.2%
Meta Platforms, Cl A	4.1%
Mastercard, Cl A	3.9%
Coca-Cola	3.8%
RB Global	3.4%
Abbott Laboratories	3.3%
Intuit	3.2%

Material Fund Changes

On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. On November 18, 2025, the Board approved a change to the Fund's fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of the Fund with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser. The Fund will file a transition report for the period from October 1, 2025 to December 31, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / A Shares - VNUAX

Annual Shareholder Report: September 30, 2025

VNUAX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Y Shares - VNUYX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Y Shares	$53	0.50%

How did the Fund perform in the last year?

What worked:

  The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Amphenol within the Information Technology sector. Aggregates companies within the Materials sector also added to performance, such as CRH and Vulcan Materials given the strength of data center investments.

  Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

  Stock selection within Communication Services contributed to performance due to our positions in Alphabet and Meta, which have benefited from improved advertising monetization.

What didn’t work:

  Our underweight to the strongly performance Information Technology was the main detractor during the period. Our lack of exposure to large index weights and strongly performing AI related names such as Nvidia, Broadcom, and Palantir detracted from performance. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

  Our defensive exposure within Consumer Staples hurt results as these companies tend to lag during strong markets. The likes of Coca-Cola, PepsiCo, and Mondelez have also been impacted by a weaker consumer and headwinds from weight-loss drugs.

  Financials stock selection detracted as we did not own strongly performing banks but hold more durable businesses such as Intercontinental Exchange and Progressive which lagged their more cyclically oriented peers.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel U.S. Equity Fund, Y Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Mar/18	$10,000	$10,000
Sep/18	$11,160	$11,231
Sep/19	$12,439	$11,637
Sep/20	$14,114	$13,324
Sep/21	$17,103	$17,244
Sep/22	$14,407	$14,509
Sep/23	$18,174	$17,557
Sep/24	$22,804	$23,835
Sep/25	$25,090	$27,920

Since its inception March 27, 2018. The charts adjacent and above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 877-734-6278 for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Vontobel U.S. Equity Fund, Y Shares	10.02%	12.19%	13.02%
S&P 500 Index (USD) (NR)Footnote Reference*	17.14%	15.95%	14.63%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,630,118	41	$-	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.1%
Materials	6.1%
Consumer Staples	8.4%
Consumer Discretionary	9.9%
Industrials	10.1%
Communication Services	10.1%
Health Care	11.6%
Financials	15.4%
Information Technology	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
Alphabet, Cl A	6.1%
Amazon.com	5.6%
Intercontinental Exchange	4.2%
Meta Platforms, Cl A	4.1%
Mastercard, Cl A	3.9%
Coca-Cola	3.8%
RB Global	3.4%
Abbott Laboratories	3.3%
Intuit	3.2%

Material Fund Changes

On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. On November 18, 2025, the Board approved a change to the Fund's fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of the Fund with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser. The Fund will file a transition report for the period from October 1, 2025 to December 31, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / Y Shares - VNUYX

Annual Shareholder Report: September 30, 2025

VNUYX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Institutional Shares - VNUIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Institutional Shares	$1	0.01%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund share class had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

What worked:

  The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Amphenol within the Information Technology sector. Aggregates companies within the Materials sector also added to performance, such as CRH and Vulcan Materials given the strength of data center investments.

  Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

  Stock selection within Communication Services contributed to performance due to our positions in Alphabet and Meta, which have benefited from improved advertising monetization.

What didn’t work:

  Our underweight to the strongly performance Information Technology was the main detractor during the period. Our lack of exposure to large index weights and strongly performing AI related names such as Nvidia, Broadcom, and Palantir detracted from performance. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

  Our defensive exposure within Consumer Staples hurt results as these companies tend to lag during strong markets. The likes of Coca-Cola, PepsiCo, and Mondelez have also been impacted by a weaker consumer and headwinds from weight-loss drugs.

  Financials stock selection detracted as we did not own strongly performing banks but hold more durable businesses such as Intercontinental Exchange and Progressive which lagged their more cyclically oriented peers.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Vontobel U.S. Equity Fund, Institutional Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Jan/25	$5,000,000	$5,000,000
Jan/25	$5,198,482	$5,056,702
Feb/25	$5,183,888	$4,988,912
Mar/25	$5,008,757	$4,706,017
Apr/25	$5,058,377	$4,672,915
May/25	$5,306,480	$4,965,055
Jun/25	$5,443,666	$5,215,687
Jul/25	$5,516,637	$5,331,527
Aug/25	$5,592,528	$5,437,677
Sep/25	$5,607,122	$5,634,232

Since its inception January 6, 2025. The charts adjacent and above represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 877-734-6278 for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	Cumulative Since Inception
Vontobel U.S. Equity Fund, Institutional Shares	12.14%
S&P 500 Index (USD) (NR)Footnote Reference*	12.68%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,630,118	41	$-	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.1%
Materials	6.1%
Consumer Staples	8.4%
Consumer Discretionary	9.9%
Industrials	10.1%
Communication Services	10.1%
Health Care	11.6%
Financials	15.4%
Information Technology	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
Alphabet, Cl A	6.1%
Amazon.com	5.6%
Intercontinental Exchange	4.2%
Meta Platforms, Cl A	4.1%
Mastercard, Cl A	3.9%
Coca-Cola	3.8%
RB Global	3.4%
Abbott Laboratories	3.3%
Intuit	3.2%

Material Fund Changes

On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. On November 18, 2025, the Board approved a change to the Fund's fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of the Fund with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser. The Fund will file a transition report for the period from October 1, 2025 to December 31, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / Institutional Shares - VNUIX

Annual Shareholder Report: September 30, 2025

VNUIX-AR-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$75,750	None	None	$15,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Predecessor Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Predecessor Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$29,394	None	None	$30,000(3)	None	None
(b)	Audit-Related Fees	None	None	None	$5,000(3)	None	None
(c)	Tax Fees(2)	None	None	None	$7,400(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

E&Y billed the Trust aggregate fees for services rendered to the Predecessor Fund for the 2024 fiscal year as follows:

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include federal, state, and excise tax reviews.

(3)	Fees billed by E&Y related to the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”). E&Y billed the Advisers Investment Trust aggregate fees for services rendered to the Predecessor Fund for the 2024 fiscal year.

(e)(1)   The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)   Percentage of fees billed by Cohen applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)        Not applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal-year-ended September 30th were $0 for 2025.

The aggregate non-audit fees and services billed by E&Y for services rendered to the Predecessor Fund’s Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) of the Predecessor Fund, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal-year-ended September 30th was $7,400 for 2024.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel U.S. Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:

Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

U.S. EQUITY FUND

SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	14
Notice to Shareholders (Unaudited)	15
Other Information (Form N-CSR Items 8-11) (Unaudited)	16

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

U.S. EQUITY FUND

SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.4%

	Shares	Value
Communication Services — 10.1%
Alphabet, Cl A	3,895	$946,874
Meta Platforms, Cl A	871	639,645
		1,586,519

Consumer Discretionary — 9.9%
Amazon.com *	4,003	878,939
AutoZone *	62	265,995
Booking Holdings	39	210,571
Home Depot	471	190,845
		1,546,350

Consumer Staples — 8.4%
Casey's General Stores	767	433,600
Coca-Cola	8,922	591,707
Mondelez International, Cl A	4,497	280,928
		1,306,235

Financials — 15.4%
Aon, Cl A	415	147,981
Berkshire Hathaway, Cl B *	360	180,986
CME Group, Cl A	1,741	470,401
Intercontinental Exchange	3,928	661,789
Mastercard, Cl A	1,060	602,938
Progressive	1,125	277,819
Toast, Cl A *	1,766	64,477
		2,406,391

Health Care — 11.6%
Abbott Laboratories	3,858	516,740
Boston Scientific *	2,855	278,734
IDEXX Laboratories *	232	148,222
IQVIA Holdings *	812	154,231
Thermo Fisher Scientific	926	449,129
Zoetis, Cl A	1,796	262,791
		1,809,847

Industrials — 10.1%
Copart *	4,251	191,167
Ferguson Enterprises	1,753	393,689
RB Global	4,973	538,874
Union Pacific	683	161,441
Waste Management	1,314	290,171
		1,575,342

Information Technology — 23.7%
Adobe *	1,096	386,614
Akamai Technologies *	2,165	164,020
Amphenol, Cl A	3,190	394,763
Autodesk *	783	248,736
Intuit	733	500,573
Microsoft	1,995	1,033,310
ServiceNow *	220	202,462
Synopsys *	977	482,042
Workday, Cl A *	1,207	290,561
		3,703,081

Materials — 6.1%
CRH	3,713	445,189
Ecolab	1,116	305,628
Vulcan Materials	668	205,490
		956,307

COMMON STOCK — continued

	Shares	Value
Real Estate — 3.1%
American Tower ‡	1,566	$301,173
Iron Mountain ‡	1,787	182,167
		483,340

TOTAL COMMON STOCK
(Cost $9,254,200)		15,373,412

TOTAL INVESTMENTS — 98.4%
(Cost $9,254,200)		$15,373,412

Percentages are based on Net Assets of $15,630,118.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

As of September 30, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

U.S. EQUITY FUND

SEPTEMBER 30, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $9,254,200)	$15,373,412
Cash	239,194
Due from Adviser	39,165
Dividends and Interest Receivable	14,741
Foreign Tax Reclaim Receivable	3,529
Prepaid Expenses	24,802
Total Assets	15,694,843
Liabilities:
Audit Fees Payable	34,394
Administrator Fees Payable	10,685
Transfer Agent Fees Payable	6,887
Payable for Capital Shares Redeemed	5,408
Trustees’ Fees Payable	1,840
Chief Compliance Officer Fees Payable	486
Other Accrued Expenses	5,025
Total Liabilities	64,725
Commitments and Contingencies †
Net Assets	$15,630,118
Net Assets Consist of:
Paid-in Capital	$1,452,264
Total Distributable Earnings	14,177,854
Net Assets	$15,630,118

A Shares:
Net Assets	$412,117
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	21,591
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$19.09	‡
Y Shares:
Net Assets	$15,217,889
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	796,203
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$19.11	‡
Institutional Shares:
Net Assets	$112
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$19.21	‡

†	See Note 5 in the Notes to Financial Statements.
‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
FOR THE YEAR ENDED(1)
SEPTEMBER 30, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$324,191
Interest Income	20,206
Less: Foreign Taxes Withheld	(4,444)
Total Investment Income	339,953
Expenses:
Investment Advisory Fees	122,215
Administration Fees	119,670
Trustees' Fees	8,644
Chief Compliance Officer Fees	2,158
Distribution Fees (A Shares)	130
Transfer Agent Fees	44,129
Audit Fees	34,407
Registration Fees	30,459
Printing Fees	14,661
Legacy Fund Reorganization Fees	10,961
Legal Fees	8,021
Custodian Fees	5,751
Insurance and Other Expenses	11,012
Total Expenses	412,218
Less:
Waiver of Investment Advisory Fees	(122,215)
Reimbursement by Investment Adviser	(154,725)
Fees Paid Indirectly (Note 4)	(735)
Net Expenses	134,543
Net Investment Income	205,410
Net Realized Gain (Loss) on:
Investments	8,237,129
Net Realized Gain (Loss)	8,237,129
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,238,354)
Net Change in Unrealized Appreciation (Depreciation)	(6,238,354)
Net Realized and Unrealized Gain	1,998,775
Net Increase in Net Assets Resulting from Operations	$2,204,185

(1)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund”), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income	$205,410	$246,189
Net Realized Gain	8,237,129	2,148,985
Net Change in Unrealized Appreciation (Depreciation)	(6,238,354)	6,263,006
Net Increase in Net Assets Resulting from Operations	2,204,185	8,658,180
Distributions:
A Shares(1):	(7)	—
Y Shares(2):	(2,544,339)	(370,073)
Institutional Shares(3):	—	—
Total Distributions	(2,544,346)	(370,073)
Capital Share Transactions:
A Shares(1):
Issued	405,600	—
Reinvestment of Distributions	6	—
Net Increase in Net Assets from A Shares Transactions	405,606	—
Y Shares(2):
Issued	1,509,161	6,683,514
Reinvestment of Distributions	979,032	146,077
Redeemed	(27,910,345)	(4,042,977)
Net Increase (Decrease) in Net Assets from Y Shares Transactions	(25,422,152)	2,786,614
Institutional Shares(3):
Issued	100	—
Net Increase in Net Assets from Institutional Shares Transactions	100	—
Net Increase (Decrease) in Net Assets from Share Transactions	(25,016,446)	2,786,614
Total Increase (Decrease) in Net Assets	(25,356,607)	11,074,721
Net Assets:
Beginning of Year	40,986,725	29,912,004
End of Year	$15,630,118	$40,986,725

(1)	A Shares commenced operations on October 18, 2024.

(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(3)	Institutional Shares commenced operations on January 6, 2025.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

A Shares(1)	Period Ended September 30, 2025
Net Asset Value, Beginning of Period	$18.57
Income (Loss) from Operations:
Net Investment Income(2)	0.10
Net Realized and Unrealized Gain	1.57
Total from Operations	1.67
Dividends and Distributions:
Net Investment Income	(0.12)
Net Realized Gain	(1.03)
Total Dividends and Distributions	(1.15)
Net Asset Value, End of Period	$19.09
Total Return*	9.62%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$412
Ratio of Expenses to Average Net Assets	0.75	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.77	%†
Ratio of Net Investment Income to Average Net Assets	0.57	%†
Portfolio Turnover Rate	35	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	A Shares commenced operations on October 18, 2024.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Y Shares	Year Ended September 30, 2025(1)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$18.52	$14.91	$12.39	$16.24	$13.77
Income (Loss) from Operations:
Net Investment Income(2)	0.14	0.11	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss)	1.59	3.67	3.05	(2.29)	2.81
Total from Operations	1.73	3.78	3.14	(2.21)	2.86
Dividends and Distributions:
Net Investment Income	(0.11)	(0.09)	(0.05)	(0.06)	(0.04)
Net Realized Gain	(1.03)	(0.08)	(0.57)	(1.58)	(0.35)
Total Dividends and Distributions	(1.14)	(0.17)	(0.62)	(1.64)	(0.39)
Net Asset Value, End of Year	$19.11	$18.52	$14.91	$12.39	$16.24
Total Return*	10.02%	25.47%	26.15%	(15.76)%	21.18%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$15,218	$40,987	$29,912	$19,347	$24,003
Ratio of Expenses to Average Net Assets	0.50%	0.65%	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.55%	1.87%	2.74%	2.74%	2.61%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.65%	0.67%	0.51%	0.34%
Portfolio Turnover Rate	35%	41%	30%	50%	44%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares(1)	Period Ended September 30, 2025
Net Asset Value, Beginning of Period	$17.13
Income (Loss) from Operations:
Net Investment Income(2)	0.15
Net Realized and Unrealized Gain	1.93
Total from Operations	2.08
Dividends and Distributions:
Net Investment Income	—
Net Realized Gain	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$19.21
Total Return*	12.14%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.01	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.03	%†
Ratio of Net Investment Income to Average Net Assets	1.16	%†
Portfolio Turnover Rate	35	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Institutional Shares commenced operations on January 6, 2025.
(2)	Per share data calculated using average shares method.
(3)	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

Amounts designated as "—" are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Vontobel U.S. Equity Fund (the “Fund”) The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified, open-end management investment company registered under the 1940 Act.

Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Fund. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is the successor to the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust. The Adviser served as investment adviser to the Predecessor Fund prior to its reorganization (“Reorganization”) into the Fund on October 18, 2024. The Predecessor Fund had a substantially similar investment objective, investment strategy, policies and restrictions as those of the Fund.

The Predecessor Fund dissolved and reorganized into the Y Shares of the Fund on October 18, 2024. All of the assets of the Predecessor Fund were transferred to the Fund with the reorganization.

The Fund currently offers A Shares, Y Shares and Institutional Shares. The A Shares and the Y Shares commenced operations on October 18, 2024 and the Institutional Shares commenced operations on January 6, 2025.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price) Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Fund’s Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more -likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2025, the Fund paid $119,670 for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the year ended September 30, 2025, the Fund paid $130 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. For the year ended September 30, 2025, the Fund earned credits of $735 which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate based on 0.50% of the Fund's average daily net assets on the first $500 million and 0.45% on assets over $500 million.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until January 31, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

In addition, if at any point the total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the year ended September 30, 2025, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

As of September 30, 2025, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

Subject to Repayment Until September 30, 2026	Subject to Repayment Until September 30, 2027	Subject to Repayment Until September 30, 2028
$488,025	$457,992	$276,940

6. Investment Transactions:

For the year ended September 30, 2025, the Fund made purchases of $9,173,290 and sales of $35,942,686 in investment securities other than in-kind transactions, long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities or in-kind transactions.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended September 30, 2025	Year Ended September 30, 2024
A Shares(1)
Issued	21,591	—
Reinvested	— *	—
Total Increase in A Shares Transactions	21,591	—
Y Shares(2)
Issued	85,185	434,681
Reinvested	56,407	9,130
Redeemed	(1,558,860)	(237,149)
Total Increase (Decrease) in Y Shares Transactions	(1,417,268)	206,662
Institutional Shares(3)
Issued	6	—
Total Increase in Institutional Shares Transactions	6	—
Net Increase (Decrease) in Capital Share Transactions	(1,395,671)	206,662

(1)	A Shares commenced operations on October 18, 2024.

(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “Fund"), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(3)	Institutional Shares commenced operations on January 6, 2025.

*	Amount rounds to less than 1 share.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and distribution reclass.

There are no permanent differences that are credited or charged to distributable earnings and paid-in capital as of September 30, 2025.

The tax character of dividends and distributions paid during the year ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2025	$284,047	$2,260,299	$–	$2,544,346
2024	196,275	173,798	–	370,073

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$88,517
Undistributed Long-Term Capital Gains	8,073,082
Unrealized Appreciation	6,016,258
Other Temporary Differences	(3)
Total Distributable Earnings	$14,177,854

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2024 through September 30, 2025 that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

There are no capital loss carry forwards for the period. For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at September 30, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,357,154	$6,187,155	$(170,897)	$6,016,258

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Stock Risk – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Third -Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

10. Concentration of Shareholders:

At September 30, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	3	93%
Institutional Shares	1	100%

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre- determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

13. Subsequent Events:

On November 18, 2025, the Board approved a change to the Fund's fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of the Fund with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser. The Fund will file a transition report for the period from October 1, 2025 to December 31, 2025.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vontobel U.S. Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vontobel U.S. Equity Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund II (“the Trust”)), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund II) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Vontobel Asset Management, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

November 25, 2025

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended September 30, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualifying Interest Income (4)	Qualified Short-Term Capital Gain (5)	Qualifying Business Income (6)
0.00%	88.84%	11.16%	100.00%	100.00%	100.00%	0.00%	5.13%	100.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned fund to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
SEPTEMBER 30, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Vontobel Funds

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

VON-AR-002-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)        There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics attached hereto.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 5, 2025